Reconciliation Details List (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
GAAP
Reconciliation of Net Income (Loss) from Continuing Operations Attributable to NCR (GAAP) to Adjusted EBITDA (Non-GAAP) [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ 64,000,000	$ 12,000,000	$ (9,000,000)	$ 30,000,000	$ (125,000,000)	$ 31,000,000	$ 64,000,000	$ 23,000,000	$ 97,000,000	$ (7,000,000)
Pension mark-to-market adjustment	(118,000,000)	0	0	0	34,000,000	0	0	0	(118,000,000)	34,000,000
Restructuring Charges	46,000,000	5,000,000	7,000,000	8,000,000	202,000,000	19,000,000	8,000,000	5,000,000	66,000,000	234,000,000
Amortization	44,000,000	45,000,000	23,000,000	20,000,000	19,000,000	21,000,000	19,000,000	22,000,000	132,000,000	81,000,000
Business Combination, Acquisition Related Costs	(6,000,000)	(9,000,000)	(56,000,000)	(27,000,000)	(6,000,000)	0	0	0	(98,000,000)	(6,000,000)
Depreciation and amortization (excluding acquisition-related amortization of intangibles)	107,000,000	104,000,000	76,000,000	70,000,000	74,000,000	70,000,000	68,000,000	63,000,000	357,000,000	275,000,000
Gain (Loss) on Extinguishment of Debt	0	42,000,000	0	0	0	20,000,000	0	0	42,000,000	20,000,000
Interest Expense	64,000,000	68,000,000	61,000,000	45,000,000	51,000,000	60,000,000	57,000,000	50,000,000	238,000,000	218,000,000
Interest Income, Other	(4,000,000)	0	(1,000,000)	(3,000,000)	(3,000,000)	(3,000,000)	(1,000,000)	(1,000,000)	(8,000,000)	(8,000,000)
Income Tax Expense (Benefit)	109,000,000	29,000,000	31,000,000	17,000,000	(20,000,000)	0	(34,000,000)	1,000,000	186,000,000	(53,000,000)
Stock-based compensation expense	35,000,000	38,000,000	37,000,000	44,000,000	32,000,000	31,000,000	20,000,000	25,000,000	154,000,000	108,000,000
Non-GAAP
Reconciliation of Net Income (Loss) from Continuing Operations Attributable to NCR (GAAP) to Adjusted EBITDA (Non-GAAP) [Line Items]
Adjusted EBITDA	$ 353,000,000	$ 352,000,000	$ 281,000,000	$ 258,000,000	$ 258,000,000	$ 249,000,000	$ 201,000,000	$ 188,000,000	$ 1,244,000,000	$ 896,000,000